Income and Other Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2010
Income Tax [Line Items]
Income tax benefit recognized by AIDA and Costa from an Italian investment incentive related to certain of their newbuild expenditures	$ 4	$ 1
Measurement of tax benefit, minimum likelihood of the largest amount being realized upon ultimate resolution	50.00%
AIDA and Costa Italian investment incentive
Income Tax [Line Items]
Income tax benefit recognized by AIDA and Costa from an Italian investment incentive related to certain of their newbuild expenditures		$ (30)
ITALY
Income Tax [Line Items]
Tax rate election period maximum	2014
Additional tax rate election period beginning 2015	10 years
Effective tax rate	6.00%
PORTUGAL | Maximum
Income Tax [Line Items]
Effective tax rate through 2020	5.00%